UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - 93.96%

Consumer Discretionary - 16.98%
*	Autozone Inc	82	$ 8,956
*	Bally Technologies Inc	294	5,430
*	Gymboree Corp	254	6,388
*	Liberty Media Corp - Entertainment	477	5,662
*	priceline.com Inc	148	10,212
	Ross Stores Inc	271	7,182
	Snap-On Inc	199	7,174
			51,004
Consumer Staples - 4.37%
	Herbalife Ltd	198	3,520
	Molson Coors Brewing Co	216	9,606
			13,126
Energy - 8.12%
*	ATP Oil & Gas Corp	177	1,182
	Cimarex Energy Co	119	3,376
*	Gulfmark Offshore Inc	95	2,688
	Helmerich & Payne Inc	202	5,123
	Massey Energy Co	96	1,500
	Murphy Oil Corp	148	6,519
	Williams Cos Inc	248	4,023
			24,411
Financials - 6.01%
	Invesco Ltd	470	5,898
*	TD Ameritrade Holding Corp	469	6,238
*	The NASDAQ OMX Group Inc	275	5,913
			18,049
Health Care - 12.63%
	CR Bard Inc	83	6,808
*	Edwards Lifesciences Corp	102	5,077
*	Laboratory Corp of America Holdings	134	8,490
*	St Jude Medical Inc	214	5,998
*	Thoratec Corp	188	4,706
*	United Therapeutics Corp	125	6,854
			37,933

			(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2008
		Shares	Market Value (Note 1)
COMMON STOCKS - (Continued)

Industrials - 17.32%
*	BE Aerospace Inc	589	$ 4,818
	Cooper Industries Ltd	275	6,639
*	Esterline Technologies Corp	288	10,630
	Flowserve Corp	163	8,204
*	Kirby Corp	189	4,806
	Lincoln Electric Holdings Inc	180	8,224
*	McDermott International Inc	155	1,511
	The Manitowoc Co Inc	915	7,210
			52,042
Information Technology - 18.54%
	Altera Corp	535	7,870
*	Citrix Systems Inc	318	8,478
*	Equinix Inc	130	5,903
	Global Payments Inc	235	8,500
*	Intuit Inc	326	7,224
	Linear Technology Corp	371	7,401
*	NetApp Inc	409	5,522
*	Parametric Technology Corp	417	4,821
			55,719
Materials - 3.88%
	RPM International Inc	420	5,036
	Sonoco Products Co	184	4,618
	Steel Dynamics Inc	241	1,991
			11,645
Telecommunication Services - 2.65%
	CenturyTel Inc	300	7,968
			7,968
Utilities - 3.46%
	ITC Holdings Corp	82	3,444
	National Fuel Gas Co	214	6,961
			10,405

	Total Common Stocks (Cost $450,987)		282,302

INVESTMENT COMPANY - 9.83%
§	Evergreen Money Market Fund, 1.74%		29,533
	Total Investment Company (Cost $29,533)		29,533

Total Value of Investments (Cost $480,520) - 103.79%			311,835
Liabilities in Excess of Other Assets - (3.79)%			(11,380)
Net Assets - 100%			$ 300,455
			(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2008
			Shares	Market Value (Note 1)

*	Non-income producing investment
§	Represents 7 day effective yield.

	Aggregate cost for federal income tax purposes is $480,520. Unrealized appreciation / (depreciation)
	of investments for federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$ 434
	Aggregate gross unrealized depreciation			(169,119)

	Net unrealized depreciation			$ (168,685)

	Summary of Investments by Sector
		% of Net	Market
	Sector	Assets	Value
	Consumer Discretionary	16.98%	$ 51,004
	Consumer Staples	4.37%	13,126
	Energy	8.12%	24,411
	Financials	6.01%	18,049
	Health Care	12.63%	37,933
	Industrials	17.32%	52,042
	Information Technology	18.54%	55,719
	Materials	3.88%	11,645
	Telecommunication Services	2.65%	7,968
	Utilities	3.46%	10,405
	Other	9.83%	29,533
	Total	103.79%	$ 311,835

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2008
	Shares	Market Value (Note 1)

Note 1 - Investment Valuation (continued)

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 311,835
Level 2	-
Level 3	-
Total	$ 311,835

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)	/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer

Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer

Date: January 29, 2009

By: (Signature and Title)	/s/ Michael L. Lawrence Michael L. Lawrence Treasurer and Principal Financial Officer NCM Capital Investment Trust

Date: January 29, 2009